Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Supplemental Cash Flow Information [Abstract]
Disclosure of detailed information about supplemental cash flow [Table Text Block]

	Year Ended December 31,
	2021	2020
Other adjustments to investing activities:
Purchase of marketable securities	($3,522)	($1,522)
Proceeds from disposal of marketable securities	2,564	664
Cash received on settlement of derivatives	533	2,079
	($425)	$1,221
Net change in non-cash working capital items:
(Increase) decrease in trade and other receivables	($3,386)	$24
Decrease (increase) in value added taxes receivable	9,839	(27,525)
Increase in inventories	(8,956)	(4,288)
Increase in prepaid expenses and other	(903)	(692)
Decrease (increase) in income taxes payable	3,332	(1,115)
Increase in trade and other payables	16,580	10,765
Increase in restricted cash (Note 18(b))	(48,010)	—
	($31,504)	($22,831)
Non-cash investing and financing activities:
Acquisition of Jerritt Canyon (Note 4)	$466,300	$—
Transfer of share-based payments reserve upon settlement of RSU's	963	992
Transfer of share-based payments reserve upon exercise of options	8,643	5,903
Acquisition of mining interests	(3,750)	(8,179)
Assets acquired by finance lease	(4,001)	—
Conversion to common shares upon settlement of the convertible note	(23,230)	—
	$444,925	($1,284)